Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Select Value Fund), Class A)	0 Months Ended
Sep. 01, 2012
(Oppenheimer Select Value Fund) | Class A
Bar Chart Table:
Annual Return 2003	39.67%
Annual Return 2004	16.50%
Annual Return 2005	9.12%
Annual Return 2006	20.46%
Annual Return 2007	4.01%
Annual Return 2008	(46.94%)
Annual Return 2009	41.22%
Annual Return 2010	19.34%
Annual Return 2011	(10.84%)